INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Intangible assets
Balance, beginning	$ 427,124	$ 124,980
Amortization expense	(165,935)	(61,167)
Balance, Ending	483,354	427,124
Cost
Intangible assets
Balance, beginning	490,285	126,974
Additions	222,165	363,311
Balance, Ending	712,450	490,285
Accumulated depreciation
Intangible assets
Balance, beginning	(63,161)	(1,994)
Amortization expense	(165,935)	(61,167)
Balance, Ending	(229,096)	(63,161)
Field Trip Health website
Intangible assets
Balance, beginning	132,057	124,980
Balance, Ending	94,306	132,057
Field Trip Health website | Cost
Intangible assets
Balance, beginning	175,314	126,974
Additions	7,591	48,340
Balance, Ending	182,905	175,314
Field Trip Health website | Accumulated depreciation
Intangible assets
Balance, beginning	(43,257)	(1,994)
Amortization expense	(45,342)	(41,263)
Balance, Ending	(88,599)	(43,257)
Field Trip Health Portal
Intangible assets
Balance, beginning	155,126
Balance, Ending	180,664	155,126
Field Trip Health Portal | Cost
Intangible assets
Balance, beginning	165,854
Additions	85,409
Assets in use		165,854
Balance, Ending	251,263	165,854
Field Trip Health Portal | Accumulated depreciation
Intangible assets
Balance, beginning	(10,728)
Amortization expense	(59,871)	(10,728)
Balance, Ending	(70,599)	(10,728)
Trip App
Intangible assets
Balance, beginning	139,941
Balance, Ending	208,384	139,941
Trip App | Cost
Intangible assets
Balance, beginning	149,117
Additions	129,165
Assets in use		149,117
Balance, Ending	278,282	149,117
Trip App | Accumulated depreciation
Intangible assets
Balance, beginning	(9,176)
Amortization expense	(60,722)	(9,176)
Balance, Ending	$ (69,898)	(9,176)
Intangible assets under development [member] | Cost
Intangible assets
Additions		314,971
Assets in use		$ (314,971)